LEASES (Schedule of rental expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Leases [Abstract]
Minimum rental expense	$ 1,899,374	$ 1,726,528	$ 1,726,481
Contingent rental expense	833,641	825,695	777,637
Operating leases rent expense minimum and contingent rentals	2,733,015	2,552,223	2,504,118
Sublease rental income	6,750,325	6,341,145	6,566,297
Excess of sublease income over expense	$ 4,017,310	$ 3,788,922	$ 4,062,179